Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended June 30		Six Months Ended June 30
	2026	2025	2026	2025
Numerator
Net income attributable to equity shareholders of the Company	$166	$228	$269	$438

Denominator
Basic weighted average ordinary shares outstanding	549	555	552	554
Effect of potentially dilutive shares from employee equity plans	7	2	6	3
Diluted weighted average ordinary shares outstanding	556	557	558	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.30	$0.41	$0.49	$0.79
Diluted	$0.30	$0.41	$0.48	$0.79